Financial instruments and risk management - Interest rate risk (Details)		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021 MXN ($) item	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Interest rate risk
Derivative financial liabilities			$ 9,657,000
Loss on cash flow hedges		$ 14,020,000	1,306,557,000	$ 67,629,000
Spread on interest rate basis		0.25%
Interest rate Cap
Interest rate risk
Spread on interest rate basis		125.00%
CEBUR (VOLARCB19) [Member]
Interest rate risk
Decrease in caplets due to increase in interest hedging instruments		$ (30,860)	(280)
Increase in caplets due to decrease in interest hedging instruments		$ 30,860	$ 280
CEBUR (VOLARCB19) [Member] | Fair value | Denominated in Mexican pesos
Interest rate risk
Increase in rate		0.01%	0.01%
Decrease in rate		(0.01%)	(0.01%)
CEBUR (VOLARCB21L) [Member]
Interest rate risk
Number of caplets	59
Increase in rate		0.01%
Decrease in rate		(0.01%)
Decrease in caplets due to increase in interest hedging instruments		$ (165,440)
Increase in caplets due to decrease in interest hedging instruments		$ 165,440
CEBUR (VOLARCB21L) [Member] | Interest rate Cap
Interest rate risk
Notional amount (in USD)		3,000,000,000.0	1,500,000,000
Derivative financial liabilities		$ 28,771,000	$ 326,000
28-day TIIE.
Interest rate risk
Spread on interest rate basis		2.40%		3.00%
Number of caplets | item		59
28-day TIIE. | Maximum
Interest rate risk
Spread on interest rate basis		10.00%